Share-Based Compensation - Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Weighted average vesting term, simplified method, percentage	25.00%
2020 Stock Option and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%
Term	6 years 3 months
Risk Free Rate	0.55%
Strike price (in dollars per share)	$ 33.56
Weighted average time to vest	2 years 6 months
Expected dividend yield	0.00%
Weighted average option grant date fair value (in dollars per share)	$ 15.51
2020 Stock Option and Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Constant maturity treasury rate, expected term	5 years
2020 Stock Option and Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Constant maturity treasury rate, expected term	7 years
Common Class B1 | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	45.00%
Term	4 years 11 months 1 day
Risk Free Rate	1.30%
DLOM – Common	13.00%
Granted (in dollars per share)	$ 0.75
Common Class B2(a) | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	45.00%
Term	4 years 11 months 1 day
Risk Free Rate	1.30%
DLOM – Common	13.00%
Granted (in dollars per share)	$ 0.57
Common Class B2(b) | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	40.00%
Term	3 years
Risk Free Rate	2.00%
DLOM – Common	18.00%
Granted (in dollars per share)	$ 2.85
Common Class B2(c) | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	40.00%
Term	3 years
Risk Free Rate	2.00%
DLOM – Common	18.00%
Granted (in dollars per share)	$ 2.85
Common Class B2(d) | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	40.00%
Term	2 years 4 months 24 days
Risk Free Rate	2.70%
DLOM – Common	14.00%
Granted (in dollars per share)	$ 4.00